SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED (Details) - Rancho Costa Verde Development, LLC [Member] - USD ($)			1 Months Ended
	Jan. 03, 2023	Jan. 01, 2023	May 31, 2021
Business Acquisition [Line Items]
Fair value of common stock	$ 1,800,000
Fair value of common stock warrants	2,674,972
Promissory notes	8,900,000
Fair value of consideration transferred	$ 13,374,972	$ 13,500,000	$ 2,680,000